UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04802

Name of Fund: BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2015

Date of reporting period: 08/31/2014

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2014 (Unaudited)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Corporate Bonds — 0.1%	Par (000)	Value
Home Building — 0.1%
HP Communities LLC, Series 04A, 5.78%, 3/15/46 (a)	$2,000	$2,116,280

Municipal Bonds
Alabama — 2.2%
Alabama Public School & College Authority, Refunding RB, Series B:
5.00%, 1/01/22	5,000	6,064,600
5.00%, 1/01/24	5,000	6,166,400
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D, 7.00%, 10/01/51	3,000	3,550,380
State of Alabama, GO, Refunding Series A:
5.00%, 8/01/20	10,000	12,052,700
5.00%, 8/01/22	10,000	12,318,200

		40,152,280
Alaska — 0.4%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 6/01/23	4,055	4,053,013
5.00%, 6/01/46	4,500	3,329,280

		7,382,293
Arizona — 0.7%
Arizona Water Infrastructure Finance Authority, RB, Series A, 5.00%, 10/01/16 (b)	5,000	5,485,100
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools, Series A (a):
6.50%, 7/01/34	965	1,069,210
6.75%, 7/01/44	1,690	1,891,668
County of Pima Arizona IDA, Refunding RB, Tucson Electric Power Co. Project, San Juan Project, Series A, 4.95%, 10/01/20	1,500	1,698,375

Municipal Bonds	Par (000)	Value
Arizona (concluded)
Salt Verde Financial Corp., RB, Senior, 5.25%, 12/01/19	$2,000	$2,308,640

		12,452,993
California — 11.4%
Anaheim Public Financing Authority California, RB, Senior, Public Improvements Project, Series A (AGM), 6.00%, 9/01/24	5,000	5,989,400
Arcadia Unified School District, GO, Series B, 5.00%, 6/01/44	5,000	5,544,050
Bay Area Toll Authority, RB, Series B, 1.50%, 4/01/47 (c)	10,000	10,136,200
California County Tobacco Securitization Agency, RB:
6.00%, 6/01/42	885	876,637
County Securitization, Series A, 5.25%, 6/01/21	3,580	3,571,444
California Educational Facilities Authority, RB, 5.00%, 3/15/39	4,375	5,680,456
California Educational Facilities Authority, Refunding RB:
5.00%, 10/01/32	10,000	13,223,200
5.00%, 6/01/43	10,210	13,462,702
California Municipal Finance Authority, RB, 5.88%, 8/15/49	1,000	1,039,160
California Pollution Control Financing Authority, Refunding RB, Pacific Gas, Series C, AMT (NPFGC), 4.75%, 12/01/23	1,000	1,077,950
California School Finance Authority, RB, Series A (a):
6.50%, 11/01/34	1,015	1,027,677
6.75%, 11/01/45	1,395	1,414,795
California Statewide Communities Development Authority, Refunding RB, Irvine LLC, UCI - East Campus, 5.00%, 5/15/38	5,000	5,082,450
California Statewide Financing Authority, RB:
Series A, 6.00%, 5/01/37	265	264,322
Series A, 6.00%, 5/01/43	3,800	3,738,326
Series B, 6.00%, 5/01/37	585	583,502
Series B, 6.00%, 5/01/43	7,425	7,424,926
Chabot-Las Positas Community College District, GO, Series C (AMBAC), 0.00%, 8/01/43 (d)	10,000	2,303,500
City of Irvine, Special Tax Bonds, 5.00%, 9/01/49	2,750	2,953,802
County of Los Angeles California Metropolitan Transportation Authority, Refunding RB, 5.00%, 7/01/16	3,250	3,537,462

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2014	1

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
East Bay Municipal Utility District Water System Revenue, Refunding RB:
Series A, 5.00%, 6/01/32	$5,000	$5,970,850
Series B, 5.00%, 6/01/25	5,000	6,353,500
Series B, 5.00%, 6/01/28	6,685	8,625,188
Series B, 5.00%, 6/01/29	5,000	6,427,050
Foothill-Eastern Transportation Corridor Agency, Refunding RB, Series A, 6.00%, 1/15/49	3,770	4,326,603
Golden State Tobacco Securitization Corp., Refunding RB, 5.75%, 6/01/47	4,000	3,264,840
Los Angeles Department of Water & Power, RB, Series B, 5.00%, 7/01/43	10,000	11,216,700
Los Angeles Unified School District, GO, Refunding Series B, 5.00%, 7/01/24	5,000	6,270,150
Port of Oakland, Refunding RB, Series C (NPFGC), 5.00%, 11/01/15	2,310	2,441,254
Riverside County Transportation Commission, Refunding RB, Series A, 5.25%, 6/01/30	9,000	10,825,200
Sacramento County Sanitation Districts Financing Authority, Refunding RB, 0.68%, 12/01/35 (c)	5,000	4,415,850
Southern California Public Power Authority, RB, Project No. 1, Series A, 5.25%, 11/01/19	2,445	2,799,892
State of California, GO, Refunding, Various Purposes:
5.00%, 2/01/18	10,000	11,459,200
5.00%, 10/01/23	5,000	6,169,550
5.00%, 9/01/42	5,000	5,571,400
5.00%, 11/01/43	10,000	11,268,000
State of California Department of Water Resources, Refunding RB, 5.00%, 12/01/16	5,315	5,878,603
State of California Public Works Board, LRB, Various Capital Projects, Series A, 5.00%, 4/01/37	5,000	5,534,550

		207,750,341
Colorado — 1.7%
City & County of Denver Colorado Airport System Revenue, RB, Series B, 5.00%, 11/15/43	11,925	13,183,922
Municipal Bonds	Par (000)	Value
Colorado (concluded)
City & County of Denver Colorado, Refunding RB, Special Facilities, United Airlines Project, Series A, AMT, 5.75%, 10/01/32	$5,000	$5,194,200
City of Lakewood Colorado Plaza Metropolitan District No. 1, Refunding, Tax Allocation Bonds, 4.00%, 12/01/23	1,000	999,950
Colorado Educational & Cultural Facilities Authority, RB, Charter Littleton Preparatory School, 5.00%, 12/01/22	200	210,482
Denver Urban Renewal Authority, Refunding, Tax Allocation Bond, Stapleton, Senior-Series A-1, 5.00%, 12/01/23	5,000	5,844,700
Regional Transportation District, RB (AMBAC), 5.00%, 11/01/16 (b)	5,000	5,498,400

		30,931,654
Connecticut — 1.6%
State of Connecticut, GO, Series A, 5.00%, 10/15/23	10,000	12,280,400
State of Connecticut, GO, Refunding, Series E, 5.00%, 11/01/15	11,000	11,622,270
University of Connecticut, Refunding RB, Series A, 5.00%, 2/15/16	5,000	5,342,750

		29,245,420
Delaware — 0.4%
Delaware River & Bay Authority, Refunding RB, Series C, 5.00%, 1/01/17 (e)	6,590	7,224,024
Public Charter School Receivables Co. LLC, 4.00%, 12/31/14 (a)	660	659,750

		7,883,774
District of Columbia — 1.7%
District of Columbia, Refunding RB, Series A:
6.25%, 10/01/23	4,085	4,754,490
6.25%, 10/01/24	4,120	4,768,241
District of Columbia Water & Sewer Authority, RB, Series A, 5.00%, 10/01/44	5,000	5,666,850
Metropolitan Washington Airports Authority, Refunding RB:
5.00%, 10/01/53	10,000	10,487,600

2	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2014

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
District of Columbia (concluded)
Metropolitan Washington Airports Authority, Refunding RB (concluded):
AMT, Series A, 5.00%, 10/01/28	$5,000	$5,818,700

		31,495,881
Florida — 8.1%
Capital Trust Agency, Inc., RB:
8.00%, 1/01/34	550	567,771
8.25%, 1/01/44	940	973,191
8.25%, 1/01/49	3,010	3,112,039
City of Miami Gardens, GO, 5.00%, 7/01/39	10,000	11,089,600
City of Orlando Florida, RB, Series A, 5.00%, 11/01/39	10,195	11,511,582
County of Alachua Florida Health Facilities Authority, RB, East Ridge Retirement Village, Inc. Project, 6.25%, 11/15/44	2,000	2,130,280
County of Brevard Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 4/01/31	5,655	6,252,903
County of Collier Florida IDA, Refunding RB (a):
Arlington of Naples Project, Series B-2, 6.50%, 5/15/20	3,500	3,518,130
Series A, 8.25%, 5/15/49	1,000	1,086,120
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	6,415	7,092,552
County of Miami-Dade Florida Aviation Revenue, Refunding RB, AMT, Series A (CIFG), 5.00%, 10/01/38	5,000	5,059,500
County of Orange Florida Health Facilities Authority, RB, 5.50%, 7/01/38	1,000	1,005,650
County of Palm Beach Florida Health Facilities Authority, Refunding RB, 7.50%, 6/01/49	1,000	1,119,680
Crossings At Fleming Island Community Development District, Refunding, Special Assessment Bonds, 6.50%, 5/01/44	2,720	2,746,874
Florida Higher Educational Facilities Financial Authority, Refunding RB, 5.00%, 4/01/27	6,155	6,682,237
Miami Beach Health Facilities Authority, Refunding RB (e):
5.00%, 11/15/39	14,000	15,187,760
5.00%, 11/15/44	10,000	10,831,000
Municipal Bonds	Par (000)	Value
Florida (concluded)
Miami-Dade County Expressway Authority, RB, Series A, 5.00%, 7/01/39	$9,300	$10,353,969
Midtown Miami Community Development District, Refunding, Special Assessment Bonds, Series B, 5.00%, 5/01/37	1,885	1,923,435
Orange County Health Facilities Authority, Refunding RB:
5.00%, 8/01/26	3,965	4,510,029
5.00%, 8/01/28	5,000	5,610,650
State of Florida, GO, Refunding Series A, 5.00%, 6/01/16	15,000	16,241,700
State of Florida Department of Transportation, RB, 5.00%, 7/01/36	5,000	5,671,450
Sterling Hill Community Development District, Refunding RB, Special Assessment Bonds, Series B, 5.50%, 11/01/2010 (f)(g)	155	99,296
Tampa Bay Water, RB, Utility System, 5.00%, 10/01/38	6,095	6,969,633
Tolomato Community Development District, Series A, Convertible CAB, Special Assessment Bonds (h):
0.00%, 5/01/39	150	109,884
0.00%, 5/01/40	360	214,891
Tolomato Community Development District, Refunding, Special Assessment:
Convertible CAB, Bonds, 0.00%, 5/01/40 (h)	190	83,963
6.38%, 5/01/17	305	302,069
Tolomato Community Development District (f)(g):
Series 1, 6.38%, 5/01/17	15	15,144
Series 2, 6.38%, 5/01/17	1,290	816,377
Series 3, 6.38%, 5/01/17	425	4
Village Community Development District No. 10, Special Assessment Bonds, Sumter County, 4.50%, 5/01/23	3,550	3,644,856

		146,534,219
Georgia — 1.9%
State of Georgia, GO:
5.00%, 2/01/18	10,000	11,459,900

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2014	3

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Georgia (concluded)
State of Georgia, GO (concluded):
Series A-1, 5.00%, 2/01/16	$21,995	$23,483,182

		34,943,082
Guam — 0.6%
Guam Government Waterworks Authority, RB:
5.25%, 7/01/22	525	606,559
5.25%, 7/01/25	1,735	1,981,786
5.00%, 7/01/28	1,250	1,367,550
5.63%, 7/01/40	3,000	3,266,100
Territory of Guam, GO, Series A:
6.00%, 11/15/19	570	626,761
7.00%, 11/15/39	2,390	2,705,575

		10,554,331
Illinois — 4.4%
Chicago Board of Education, GO, Series A, 5.00%, 12/01/42	5,000	5,073,950
City of Chicago, GO, Refunding, Series C, 5.00%, 1/01/40	5,000	5,067,750
City of Chicago Illinois, GO, Refunding:
Series A, 5.00%, 1/01/35	5,000	5,184,750
Series C, 5.00%, 1/01/22	9,610	10,587,721
City of Chicago Illinois, GO, Taxable Project, Recovery Zone, Series D, 6.26%, 1/01/40	2,500	2,477,425
City of Chicago Illinois Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT, 5.00%, 1/01/41	5,000	5,326,000
City of Chicago Illinois O’Hare International Airport, RB, 3rd Lien, Series F, 5.00%, 1/01/40	3,500	3,704,505
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, AMT:
Series A, 5.00%, 1/01/23	5,000	5,853,350
Series A, 5.00%, 1/01/24	8,500	9,666,030
Series B, 5.00%, 1/01/22	5,000	5,847,850
Illinois Finance Authority, Refunding RB, Lutheran Home & Services Obligated Group, 5.63%, 5/15/42	2,500	2,556,625
Railsplitter Tobacco Settlement Authority, RB, 6.25%, 6/01/24	3,000	3,283,980
State of Illinois, GO:
5.00%, 5/01/35	7,000	7,355,670
Municipal Bonds	Par (000)	Value
Illinois (concluded)
State of Illinois, GO (concluded):
Refunding, 5.00%, 8/01/16	$7,300	$7,842,317

		79,827,923
Indiana — 0.9%
City of Carmel Indiana, RB, Barrington Carmel Project, Series A, 7.13%, 11/15/42	2,000	2,147,980
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 5.88%, 1/01/24	750	824,812
Indiana Bond Bank, RB, Series A, 5.00%, 10/15/17	2,000	2,211,840
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges East End Crossing Project, Series A, AMT, 5.00%, 7/01/48	7,980	8,374,691
Indiana Finance Authority, Refunding RB, U.S. Steel Corp. Project, 6.00%, 12/01/19	3,000	3,285,960

		16,845,283
Iowa — 1.0%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	5,320	5,649,893
5.50%, 12/01/22	2,500	2,634,225
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility, Upper Iowa University Project, 5.00%, 9/01/20	1,000	1,042,070
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed:
CAB, Series B, 5.60%, 6/01/34	3,410	3,016,657
Series C, 5.50%, 6/01/42	2,000	1,672,640
Series C, 5.63%, 6/01/46	4,960	4,151,421

		18,166,906
Kansas — 0.3%
State of Kansas Department of Transportation, Refunding RB, Series B, 5.00%, 9/01/22	5,000	6,151,550

4	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2014

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Kentucky — 0.3%
Lexington-Fayette Urban County Government Public Facilities Corp., Refunding LRB, Eastern State Hospital Project, Series A, 5.00%, 6/01/24	$5,000	$5,719,450
Louisiana — 0.6%
Louisiana Public Facilities Authority, RB, 5.00%, 10/01/41	5,000	5,460,550
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series B, 5.00%, 5/01/36	5,000	5,770,400

		11,230,950
Maine — 0.6%
Maine Health & Higher Educational Facilities Authority, Refunding RB, Bowdoin College, Series A, 5.00%, 7/01/39	5,000	5,631,900
State of Maine, GO, Series B, 4.00%, 6/01/16	4,740	5,050,280

		10,682,180
Maryland — 1.2%
County of Anne Arundel Maryland Consolidated, Special Taxing District (e):
5.13%, 7/01/36	600	601,800
5.25%, 7/01/44	1,220	1,223,636
County of Howard Maryland, Tax Allocation Bonds, Annapolis Junction Town Center Project, 6.10%, 2/15/44	1,170	1,254,193
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,770	1,947,301
State of Maryland, GO:
2nd Series, 5.00%, 7/15/18	5,000	5,806,450
2nd Series B, 5.00%, 8/01/16	5,000	5,449,900
University System of Maryland, RB, Series A, 5.00%, 4/01/20	5,000	5,986,700

		22,269,980
Massachusetts — 3.6%
Commonwealth of Massachusetts, GO, Refunding, Series B, 5.00%, 8/01/16	3,005	3,275,390
Commonwealth of Massachusetts, GO, Series E:
5.00%, 12/01/16	6,005	6,631,982
(AMBAC), 5.00%, 11/01/16 (b)	5,000	5,499,550
Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts Bay Transportation Authority, Refunding RB, Series B, 5.25%, 7/01/16	$10,000	$10,916,700
Massachusetts Clean Water Trust, Refunding RB, 5.00%, 8/01/22	5,000	6,182,300
Massachusetts Development Finance Agency, Refunding RB:
Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42	2,000	2,039,020
Series A, 5.00%, 9/01/43	5,795	6,654,398
Massachusetts Health & Educational Facilities Authority, RB, Refunding, Series D, 5.50%, 7/01/40	1,000	1,003,580
Massachusetts Municipal Wholesale Electric Co., Refunding RB, 5.00%, 7/01/17	6,160	6,903,204
Massachusetts Port Authority, RB, Delta Air Lines, Inc. Project, Series A, AMT (AMBAC):
5.50%, 1/01/15	4,000	4,002,400
5.00%, 1/01/27	1,000	1,001,180
University of Massachusetts Building Authority, Refunding RB, 5.00%, 11/01/44	10,000	11,523,800

		65,633,504
Michigan — 0.7%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.00%, 7/01/23	2,000	2,175,460
Michigan Finance Authority, RB, Senior Lien:
Series 2014 C-2, AMT, 5.00%, 7/01/44	1,385	1,403,739
Series C-1, 5.00%, 7/01/44	3,150	3,242,390
Michigan Tobacco Settlement Finance Authority, RB, Series A, 7.31%, 6/01/34	6,100	5,247,769

		12,069,358
Minnesota — 1.8%
State of Minnesota, GO:
Series A, 5.00%, 8/01/23	21,295	26,478,416
Series D, 5.00%, 10/01/16	4,900	5,376,476

		31,854,892
Missouri — 1.6%
Metropolitan State Louis Sewer District, RB, Series B, 5.00%, 5/01/43	10,000	11,426,500

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2014	5

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Missouri (concluded)
Missouri Highway & Transportation Commission, Refunding RB, Series A:
5.00%, 5/01/21	$5,030	$6,126,087
5.00%, 5/01/22	5,000	6,152,600
5.00%, 5/01/23	5,000	6,217,350

		29,922,537
Nebraska — 0.6%
Omaha Public Power District, RB, Series A, 5.00%, 2/01/42	10,000	11,229,700
Nevada — 0.1%
Las Vegas Special Improvement District 607, Refunding, Special Assessment, Local Improvement:
5.00%, 6/01/23	440	472,881
5.00%, 6/01/24	310	334,196
Las Vegas Valley Water District Nevada, GO, Limited Tax, Build America Bonds, Series C, 7.01%, 6/01/39	1,025	1,123,410

		1,930,487
New Hampshire — 0.4%
State of New Hampshire, RB, Federal Highway, GAN, 5.00%, 9/01/16	6,870	7,501,078
New Jersey — 5.1%
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, AMT, 5.00%, 12/01/24	1,500	1,658,190
New Jersey EDA, RB:
AMT, Series A, 10.50%, 6/01/32 (a)	3,500	1,925,000
Continental Airlines, Inc. Project, AMT, 4.88%, 9/15/19	7,560	7,777,199
Patterson Charter School for Science and Technology, Inc. Project, Series A, 5.00%, 7/01/22	630	657,770
New Jersey EDA, Refunding RB:
5.00%, 6/15/18	5,000	5,643,150
School Facilities Construction, Series DD-1, 5.00%, 12/15/16	5,000	5,486,700
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B, 6.50%, 6/01/19 (b)	$2,000	$2,509,580
New Jersey Health Care Facilities Financing Authority, RB, Robert Wood Johnson University Hospital, Series A, 5.00%, 7/01/22	1,010	1,191,083
New Jersey Health Care Facilities Financing Authority, Refunding RB, St. Barnabas Health, Series A:
5.00%, 7/01/23	1,100	1,273,866
5.00%, 7/01/24	2,100	2,415,105
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A, 5.00%, 6/15/42	8,805	9,419,589
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 12/15/17	10,000	11,257,200
Rutgers - The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/38	4,000	4,544,560
State of New Jersey, GO:
5.00%, 6/01/15	5,000	5,180,000
5.00%, 6/01/17	6,500	7,236,775
State of New Jersey, GO, Refunding:
Series H, 5.25%, 7/01/18	5,000	5,773,750
Series Q, 5.00%, 8/15/19	6,320	7,390,355
Tobacco Settlement Financing Corp., Refunding RB, Series 1A:
4.50%, 6/01/23	7,500	7,411,425
5.00%, 6/01/29	2,840	2,381,056
5.00%, 6/01/41	2,500	1,883,750

		93,016,103
New Mexico — 0.3%
City of Albuquerque, GO, Series A, 5.00%, 7/01/17	5,000	5,624,350
New York — 8.3%
City of New York New York, GO, Refunding:
Series B, 5.00%, 8/01/21 (e)	10,440	12,514,950
Series E, 5.00%, 8/01/16	5,725	6,235,269
Series E, 5.00%, 8/01/24	5,000	5,820,100

6	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2014

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
City of New York New York Industrial Development Agency, RB, JetBlue Airways Corp. Project, AMT, 5.13%, 5/15/30	$600	$600,030
City of New York New York Industrial Development Agency, Refunding RB, Terminal One Group Association Project, AMT, 5.50%, 1/01/21 (c)	1,500	1,590,150
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2014, Series BB, 5.00%, 6/15/46	5,000	5,575,300
County of Chautauqua New York Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	3,000	3,285,420
County of Dutchess New York Industrial Development Agency, RB, Bard College Civic Facility, Series A-2, 4.50%, 8/01/36	2,480	2,319,048
County of Essex New York Industrial Development Agency, Refunding RB, International Paper Co. Project, Series A, AMT, 5.20%, 12/01/23	2,300	2,380,845
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/23	5,685	6,432,464
County of Westchester New York Local Development Corp., RB, Pace University, Series A, 5.50%, 5/01/42	2,500	2,754,525
Dutchess County Industrial Development Agency, Refunding RB, 5.00%, 8/01/46	3,400	3,400,782
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 6/01/45	865	659,389
Long Island Power Authority, Refunding RB, Series B, 5.25%, 4/01/19	10,000	11,652,100
Metropolitan Transportation Authority, RB, Series E, 5.00%, 11/15/38	5,000	5,556,800
Metropolitan Transportation Authority, Refunding RB, Series D, 5.00%, 11/15/16	6,875	7,568,069
Municipal Bonds	Par (000)	Value
New York (continued)
New York Counties Tobacco Trust IV, Refunding RB, Series A:
5.00%, 6/01/42	$1,240	$930,794
5.00%, 6/01/45	515	382,465
New York Dormitory Authority, Refunding RB, New York University, Series A, 5.00%, 7/01/42	5,000	5,590,000
New York State Dormitory Authority, RB, New York University Hospitals Center, Series A:
5.00%, 7/01/22	1,725	1,983,181
5.00%, 7/01/43	5,000	5,642,750
New York State Dormitory Authority, Refunding RB:
5.00%, 3/15/37	5,000	5,721,850
5.00%, 9/01/38	2,500	2,472,425
Series A, 5.00%, 2/15/30	5,000	5,876,850
New York State Environmental Facilities Corp., Refunding RB, 5.00%, 6/15/34	5,000	5,898,850
New York State Urban Development Corp., RB, Series E, 5.00%, 3/15/23	5,000	6,099,850
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series B, 4.00%, 11/01/24	1,000	1,012,300
Niagara Frontier Transportation Authority, Refunding RB, AMT, 5.00%, 4/01/24 (e)	5,590	6,500,331
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, 5.00%, 12/01/20	1,500	1,725,885
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 178th Series, AMT, 5.00%, 12/01/22	5,025	6,031,960
State of New York Dormitory Authority, Refunding RB, Touro College & University, Series B, 5.75%, 1/01/29	1,700	1,735,700
Triborough Bridge & Tunnel Authority, Refunding RB, Series B, 5.00%, 11/15/22	5,000	6,105,200
TSASC, Inc. Refunding RB:
5.00%, 6/01/26	7,000	6,772,220
5.00%, 6/01/34	1,160	956,861

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2014	7

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Ulster Tobacco Asset Securitization Corp., RB:
6.00%, 6/01/40	$1,040	$1,011,337
6.45%, 6/01/40 (h)	880	886,723

		151,682,773
North Carolina — 2.4%
North Carolina Medical Care Commission, RB, First Mortgage, Galloway Ridge Project, Series A:
4.13%, 1/01/17	200	204,948
4.30%, 1/01/18	555	572,993
4.50%, 1/01/19	520	539,048
4.75%, 1/01/21	270	280,292
5.00%, 1/01/22	290	301,258
North Carolina Medical Care Commission, Refunding RB:
5.25%, 1/01/41 (e)	2,470	2,485,215
First Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	2,500	2,801,250
State of North Carolina, GO, Refunding:
Series A, 5.00%, 6/01/19	5,000	5,918,800
Series A, 5.00%, 6/01/23	10,000	12,468,100
Series B, 5.00%, 6/01/18	10,000	11,573,500
Series E, 5.00%, 5/01/20	5,000	6,008,500

		43,153,904
Ohio — 0.7%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 6.50%, 6/01/47	2,500	2,137,575
Ohio State Water Development Authority, Refunding RB, 5.00%, 6/01/22	8,000	9,833,360

		11,970,935
Oklahoma — 0.1%
County of Oklahoma Finance Authority, Refunding RB, Epworth Villa Project, Series A, 5.00%, 4/01/23	1,050	931,634
Oregon — 2.0%
City of Portland Oregon Sewer System Revenue, RB, Series B, 5.00%, 10/01/23	5,000	6,194,000
Municipal Bonds	Par (000)	Value
Oregon (concluded)
City of Portland Oregon Sewer System Revenue, Refunding RB, Series A:
5.00%, 10/01/19	$5,000	$5,954,150
5.00%, 10/01/21	5,000	6,110,550
5.00%, 10/01/22	5,000	6,159,150
5.00%, 10/01/24	5,000	6,278,400
Oregon State Lottery, Refunding RB, Series C, 5.00%, 4/01/23	5,000	6,165,050

		36,861,300
Pennsylvania — 3.8%
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB, AMT, Series A, 5.00%, 6/15/18	5,000	5,716,600
City of Philadelphia Pennsylvania, Refunding ARB, Series A, AMT, 5.00%, 6/15/21	5,000	5,869,900
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A:
5.63%, 7/01/36	4,045	4,244,418
5.63%, 7/01/42	2,500	2,608,350
Commonwealth of Pennsylvania, GO, 1st Series, 5.00%, 6/15/26	10,000	12,089,400
Commonwealth of Pennsylvania, GO, Refunding, 1st Series:
5.00%, 7/01/22	10,000	12,110,100
5.00%, 7/01/24	5,000	6,162,700
County of Allegheny Pennsylvania, GO, Refunding, 0.71%, 11/01/26 (c)	5,000	4,699,350
Lancaster County Hospital Authority, Refunding RB, 5.00%, 4/01/33	1,575	1,585,805
Pennsylvania Economic Development Financing Authority, RB, National Gypsum Co., Series B, AMT, 6.13%, 11/01/27	3,000	3,001,230
Pennsylvania HFA, RB, S/F Mortgage, Series 103-C, 4.38%, 4/01/18	1,160	1,264,528
Philadelphia Authority for Industrial Development, RB, 5.00%, 7/01/42 (e)	5,000	5,713,450

8	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2014

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Susquehanna Area Regional Airport Authority, ARB, AMT, Series A, 5.00%, 1/01/27	$3,100	$3,354,355

		68,420,186
Puerto Rico — 0.5%
Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.00%, 7/01/35	10,000	9,162,200
Rhode Island — 0.3%
Tobacco Settlement Financing Corp., RB, Asset-Backed, Series A, 6.25%, 6/01/42	4,550	4,550,091
South Carolina — 2.2%
Charleston Educational Excellence Finance Corp., Refunding RB:
5.00%, 12/01/30 (e)	3,000	3,546,540
5.00%, 12/01/31 (e)	3,000	3,529,080
Charleston County School District, 5.00%, 12/01/30	5,005	5,861,506
South Carolina State Public Service Authority, RB, Series A, 5.00%, 12/01/49	5,000	5,469,000
State of South Carolina, GO, Refunding Series A:
5.00%, 10/01/16	7,085	7,773,945
5.00%, 10/01/17	7,750	8,799,583
State of South Carolina Public Service Authority, Refunding RB, Series D, 5.00%, 12/01/43	5,000	5,484,250

		40,463,904
Tennessee — 1.4%
City of Chattanooga, GO, Refunding, Series A, 4.00%, 9/01/18	9,210	10,353,790
City of Knoxville, GO, Refunding, 5.00%, 5/01/16	5,000	5,393,450
State of Tennessee, GO, Refunding, Series A, 4.00%, 5/01/16	8,270	8,784,807

		24,532,047
Texas — 5.8%
Alliance Airport Authority Texas, Refunding RB, FedEx Corp. Project, AMT, 4.85%, 4/01/21	3,730	3,876,328
Arlington Higher Education Finance Corp., RB, Series A, 7.13%, 3/01/44	1,250	1,306,550
Municipal Bonds	Par (000)	Value
Texas (continued)
Central Texas Regional Mobility Authority, Refunding RB, Subordinate Lien, 5.00%, 1/01/23	$500	$551,720
City of Houston Texas Airport System, RB, Special Facilities, Continental Airlines, Inc., AMT, Series A, 6.63%, 7/15/38	3,000	3,365,790
City of Houston Texas Airport System, Refunding ARB, AMT:
Series A, 6.50%, 7/15/30	1,000	1,124,850
Subordinate Lien, Series A, 5.00%, 7/01/23	5,000	5,890,600
United Airlines, Inc. Terminal E Project, 4.75%, 7/01/24	1,250	1,309,500
United Airlines, Inc. Terminal E Project, 5.00%, 7/01/29	1,000	1,022,090
City of Houston Texas Airport System Revenue, Refunding RB, Series A, 5.00%, 7/01/18	4,560	5,228,496
City of Houston Texas Utility System Revenue, Refunding RB, Series D, 5.00%, 11/15/39	5,000	5,754,950
County of Harris Texas Cultural Education Facilities Finance Corp., RB, First Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 5.75%, 1/01/28	500	562,630
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB:
First Mortgage, Brazos Presbyterian Homes, Inc. Project, 4.00%, 1/01/23	1,325	1,354,203
Young Men’s Christian Association of the Greater Houston Area, Series A, 5.00%, 6/01/38	1,450	1,541,814
Dallas-Fort Worth International Airport, ARB, Joint Improvement, Series D, AMT, 5.00%, 11/01/42	10,000	10,630,500
Dallas-Fort Worth International Airport Facilities Improvement Corp., ARB, Series 2001-A-1, AMT, 6.15%, 1/01/16	2,145	2,183,610
Decatur Hospital Authority, Refunding RB:
5.00%, 9/01/34	580	597,777
5.25%, 9/01/44	1,880	1,940,555
Houston Community College System, GO, 5.00%, 2/15/43	5,920	6,680,957

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2014	9

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Lower Colorado River Authority, Refunding RB, 5.00%, 5/15/16	$10,000	$10,771,200
North East Independent School District, GO, Refunding, 5.25%, 2/01/28	9,600	12,352,128
Red River Health Facilities Development Corp., MRB, Eden Home, Inc. Project, 5.63%, 12/15/22	2,570	2,411,611
State of Texas, GO, Refunding Series A, 5.00%, 10/01/23	5,000	6,236,150
Texas Public Finance Authority, RB, Series A, 5.00%, 1/01/16	5,550	5,906,809
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 8/15/41	5,000	5,415,900
Town of Flower Mound, Special Assessment Bonds, 6.75%, 9/01/43	2,000	2,038,300
University of Texas System, Refunding RB, Series B, 5.00%, 8/15/16 (b)	5,000	5,455,300

		105,510,318
U.S. Virgin Islands — 0.6%
Virgin Islands Public Finance Authority (e):
5.00%, 10/01/24	3,785	4,308,844
5.00%, 10/01/29	3,680	4,047,080
5.00%, 10/01/34	2,875	3,099,250

		11,455,174
Utah — 0.5%
County of Utah Utah, Refunding RB, U.S. Steel Corp. Project, 5.38%, 11/01/15	3,000	3,089,550
State of Utah, GO, Refunding, Series C, 5.00%, 7/01/16	5,000	5,431,550

		8,521,100
Virginia — 2.4%
Arlington County, GO, Refunding Series B:
5.00%, 8/15/23	10,000	12,506,100
5.00%, 8/15/25	5,360	6,735,590
City of Suffolk, GO, Refunding, 5.00%, 2/01/21	5,135	6,222,542
Commonwealth of Virginia, GO, Refunding, Series A, 4.00%, 6/01/15	7,270	7,484,174
Municipal Bonds	Par (000)	Value
Virginia (concluded)
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A:
4.00%, 7/01/22	$1,320	$1,326,125
Residential Care Facility, 5.00%, 7/01/47	1,985	1,990,776
County of Henrico Virginia EDA, Refunding RB, United Methodist Homes:
3.38%, 6/01/20	1,000	1,010,990
5.00%, 6/01/22	625	681,950
5.00%, 6/01/23	420	452,680
Dulles Town Center Community Development Authority, Refunding, Special Assessment, Dulles Town Center Project, 4.00%, 3/01/23	1,000	975,340
Shops at White Oak Village Community Development Authority, Special Assessment, 5.30%, 3/01/17	1,342	1,430,331
West Virginia Tobacco Settlement Finance Authority, RB, Series A, 7.47%, 6/01/47	4,070	3,508,910

		44,325,508
Washington — 2.5%
Energy Northwest, Refunding RB, 5.00%, 7/01/18	10,000	11,568,200
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.25%, 9/01/32	2,255	2,305,241
State of Washington, GO:
5.00%, 8/01/30	10,000	11,913,300
Refunding, 5.00%, 7/01/23	14,650	18,021,112
Washington State Convention Center Public Facilities District, RB, Build America Bonds, Series B, 6.79%, 7/01/40	1,250	1,545,950

		45,353,803
Wisconsin — 0.8%
Public Finance Authority, RB, Series A:
5.75%, 11/15/44	1,190	1,206,863
6.00%, 11/15/49	745	767,298
State of Wisconsin, GO, Series A, 5.00%, 5/01/16 (b)	10,000	10,782,800
Wisconsin Health & Educational Facilities Authority, Refunding RB:
5.50%, 5/01/34	875	896,691

10	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2014

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wisconsin (concluded)
Wisconsin Health & Educational Facilities Authority, Refunding RB (concluded):
5.75%, 5/01/39	$1,060	$1,084,772

		14,738,424
Total Municipal Bonds — 88.5%		1,610,635,800

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)
Arizona — 0.6%
Arizona State University, Refunding RB, Arizona State University System Board of Regents, Series A, 5.00%, 7/01/42	10,000	11,165,280
California — 5.4%
California Health Facilities Financing Authority, RB:
5.00%, 8/15/43	10,000	11,261,194
Stanford Hospital and Clinics, Series A, 5.00%, 8/15/51	10,000	11,078,170
Sutter Health, Series A, 5.00%, 8/15/52	10,000	10,959,677
City of Los Angeles Department of Airports, Refunding RB, 5.00%, 5/15/35	10,000	11,257,300
County of Ventura California Public Financing Authority, Refunding LRB, Series A, 5.00%, 11/01/38	8,450	9,484,111
Los Angeles Department of Water & Power, RB, Series B, 5.00%, 7/01/43	10,000	11,216,700
City of San Francisco California Public Utilities Commission Water Revenue, Sub-Series A, 5.00%, 11/01/37	10,000	11,295,400
San Marcos Unified School District, GO, Series C, 5.00%, 8/01/40	10,000	11,237,483
Ventura County Public Financing Authority, Refunding RB, Series A, 5.00%, 11/01/43	8,530	9,489,881

		97,279,916
District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, RB, Sub-Lien, Series A, 5.00%, 10/01/44	10,000	11,333,700
Florida — 0.7%
Tampa Bay Water, RB, 5.00%, 10/01/38	10,000	11,435,000
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)	Par (000)	Value
Maryland — 0.6%
Maryland Health & Higher Educational Facilities Authority, RB, Series C, 5.00%, 5/15/43	$10,000	$11,197,100
Massachusetts — 0.6%
Massachusetts Development Finance Agency, RB, Partners Healthcare System Issue, 5.00%, 7/01/44	10,000	11,269,200
Missouri — 1.2%
Health & Educational Facilities Authority of the State of Missouri, RB, 5.00%, 1/01/44	10,000	11,330,496
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series A, 5.00%, 11/15/48 (j)	10,000	10,843,800

		22,174,296
Nevada — 0.6%
Las Vegas Valley Water District, GO, Series B, 5.00%, 6/01/37	10,000	11,241,700
New Jersey — 0.6%
New Jersey Transportation Trust Fund Authority, RB, Series B, 5.00%, 6/15/42 (j)	10,000	10,619,800
New York — 0.6%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	10,000	11,126,500
Pennsylvania — 0.7%
Philadelphia Authority for Industrial Development Hospital, RB, The Children’s Hospital of Philadelphia Project, Series A, 5.00%, 7/01/42	10,000	11,426,900
South Carolina — 0.6%
City of Charleston South Carolina Waterworks & Sewer System Revenue, Refunding RB, 5.00%, 1/01/41	10,000	11,121,900
Tennessee — 0.6%
Rutherford County Health & Educational Facilities Board, RB, Series C, 5.00%, 11/15/47	10,000	11,008,400

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2014	11

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)	Par (000)	Value
Texas — 1.8%
Dallas-Fort Worth International Airport, RB, Series A, AMT, 5.00%, 11/01/45 (j)	$10,000	$10,491,377
El Paso County Hospital District, GO, 5.00%, 8/15/43	10,000	11,137,000
Tarrant Regional Water District, Refunding RB, 5.00%, 3/01/52	10,000	11,049,800

		32,678,177
Washington — 0.6%
State of Washington, GO, Series A, 5.00%, 8/01/38	10,000	11,412,300
Wisconsin — 1.2%
Wisconsin Health & Educational Facilities Authority, RB, Series D, 5.00%, 11/15/41	10,000	11,075,800
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., Obligated Group, Series A, 5.00%, 4/01/42	10,000	10,974,600

		22,050,400
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 17.0%		308,540,569

Investment Companies	Shares
Market Vectors High Yield Municipal Index ETF	300,000	9,198,000
Investment Companies	Shares	Value
SPDR Nuveen S&P High Yield Municipal Bond ETF	100,000	$5,650,000
Total Investment Companies — 0.8%		14,848,000
Total Long-Term Investments (Cost — $1,892,854,157) — 106.4%		1,936,140,649

Short-Term Securities
FFI Institutional Tax-Exempt Fund, 0.03% (k)(l)	16,736,166	16,736,166
Total Short-Term Securities (Cost — $16,736,166) — 0.9%		16,736,166
Total Investments (Cost — $1,909,590,323*) — 107.3%		1,952,876,815
Other Assets Less Liabilities — 1.1%		19,557,117
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (8.4%)		(152,662,056)

Net Assets — 100.0%		$1,819,771,876

*	As of August 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,757,417,263

Gross unrealized appreciation	$46,942,445
Gross unrealized depreciation	(4,122,875)

Net unrealized appreciation	$42,819,570

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Zero-coupon bond.

(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
BB&T Securities LLC	$2,485,215	$15,215
Citigroup Global Markets, Inc.	$7,224,024	$10,346
J.P. Morgan Securities LLC	$5,713,450	$54,700
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$19,015,282	$77,510
Pershing LLC	$11,455,174	$40,354
Raymond James Financial	$15,187,760	$108,915
Stifel Nicolaus & Co.	$1,825,436	$5,436
Wells Fargo Securities, LLC	$17,906,620	$164,815

12	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2014

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

(f)	Non-income producing security.

(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(h)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(i)	Represent bonds transferred to a TOB. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

(j)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires from June 15, 2042 to November 15, 2048, is $20,406,102.

(k)	Investments in issuers considered to be an affiliate of the Fund during the period ended August 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2014	Net Activity	Shares Held at August 31, 2014	Income
FFI Institutional Tax-Exempt Fund	128,952,002	(112,215,836)	16,736,166	$7,105

(l)	Represents the current yield as of report date.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
CIFG	CIFG Assurance North America, Inc.
EDA	Economic Development Authority
EDC	Economic Development Corp.
ETF	Exchange-Traded Fund
GAN	Grant Anticipation Notes
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
S&P	Standard and Poor’s
SPDR	Standard & Poor’s Depository Receipts

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2014	13

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

•	Financial futures contracts outstanding as of August 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(2,401)	5-Year U.S. Treasury Note	Chicago Board of Trade	December 2014	$285,325,087	$(346,517)
(3,230)	10-Year U.S. Treasury Note	Chicago Board of Trade	December 2014	$406,273,438	(877,378)
(858)	Long U.S. Treasury Bond	Chicago Board of Trade	December 2014	$120,200,437	(818,449)
Total					$(2,042,344)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

14	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2014

Schedule of Investments (concluded)	BlackRock Strategic Municipal Opportunities Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of August 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$1,920,632,899	$659,750	$1,921,292,649
Investment Companies	$14,848,000	—	—	14,848,000
Short-Term Securities	16,736,166	—	—	16,736,166

Total	$31,584,166	$1,920,632,899	$659,750	$1,952,876,815

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Liabilities:
Interest rate contracts	$(2,042,344)	—	—	$(2,042,344)

[2]   Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of August 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$9,232,000	—	—	$9,232,000
Liabilities:
TOB trust certificates	—	$(152,639,982)	—	(152,639,982)

Total	$9,232,000	$(152,639,982)	—	$(143,407,982)

There were no transfers between levels during the period ended August 31, 2014.

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	AUGUST 31, 2014	15

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Date: October 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust
Date: October 23, 2014
By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Date: October 23, 2014